Gain (Loss) on Sales and Write-Down of Vessels (Details)			12 Months Ended
	Mar. 17, 2026 USD ($)	Jan. 29, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025 lease
Stonepeak Transaction [Line Items]
Number of vessels				15			16	2
Assets Held-for-sale, Not Part of Disposal Group				$ 0		$ 24,400,000
Asset Impairment Charges					$ 7,500,000
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)			$ 71,006,000	382,770,000	(27,991,000)
Time Charter Period			20
Assets Held-for-sale, Not Part of Disposal Group				0		24,400,000
Asset Impairment Charges	(Write-down) Gain and (Loss) Gain on Sales of Vessels
The following table provides information on the Company's (write-down) gain and (loss) gain on sales of vessels for the years presented in these consolidated financial statements:

		December 31, 2025	December 31, 2024	December 31, 2023
Segment	Asset Type	$	$	$
LNG (notes 6 and 18a)	LNG Carriers	(71,006)	(387,109)	35,807
NGL (note 18b)	Multi-gas Carriers	—	4,339	(7,816)
(Write-down) gain and (loss) gain on sales of vessels		(71,006)	(382,770)	27,991
a)In February 2023, the Company sold the Seapeak Arctic LNG carrier for net proceeds of $14.9 million, resulting in a loss on sale of $1.0 million, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income (loss).
In March 2023, the carrying value of the Seapeak Polar LNG carrier was written-down to its estimated fair value, based on the recent sale of a similar vessel, as a result of changes in the Company's expectations of this vessel's future opportunities subsequent to the completion of its time-charter contract in May 2023. The impairment charge of $7.5 million is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income (loss). In June 2023, the Seapeak Polar was sold for net proceeds of $14.7 million, resulting in a gain on sale of $0.5 million, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income (loss).
During the year ended December 31, 2024, the carrying values of the Company’s seven steam turbine LNG carriers, the Seapeak Hispania, the Seapeak Asia (formerly, the Seapeak Catalunya), the Seapeak Mars (formerly, the Seapeak Madrid), the Seapeak Galicia, the Al Marrouna, the Al Areesh, and the Al Daayen, the oldest vessels in the Company’s LNG fleet, were written-down to their estimated fair values as a result of downward revisions to the outlook for this class of older vessel based on a combination of an oversupply of this type of vessel and reduced charterer interest due to their less efficient design, and an increased likelihood that the vessels would be sold. As such, the Company reduced its forecast for future hire rate and its estimate of their useful lives from 35 to 25 years. The total impairment charge of $387.1 million is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of income (loss). The estimated fair value for the Seapeak Galicia, the Al Marrouna, the Al Areesh, and the Al Daayen, were written down to their estimated fair values using a discounted cash flow approach with a discount rate of 7.98% based on the vessels operating to age 25, which included the remaining duration of their existing long-term fixed-rate charter contracts. Of these four vessels, the three Ras Gas II Joint Venture vessels (the Al Marrouna, the Al Areesh, and the Al Daayen) were assumed to be rechartered at a daily hire rate of $33,800. The estimated fair value for the other three vessels, the Seapeak Hispania, the Seapeak Asia and the Seapeak Mars, were written down during 2024 to their estimated fair values of $16.0 million per vessel based on the Company's knowledge of potential sale transactions of steam vessels within the marketplace. In early 2025, to reduce the Company's operating costs, the Seapeak Hispania, the Seapeak Asia and the Seapeak Mars, were placed in lay-up.
In September 2025, the carrying values of the three RasGas II Joint Venture vessels were further written-down to their estimated fair values. The 20-year charters for these vessels are scheduled to expire from October 2026 to February 2027. Steam turbine LNG carriers are currently facing acute market pressure amid weak demand and a record number of such vessels are currently inactive. The outlook for these vessels is not expected to significantly improve by late-2026 and early-2027. Therefore, it is expected that the RasGas II Joint Venture vessels will be sold, unless a suitable charter can be found prior to the expiration of their existing charters. The total impairment charge of $60.1 million is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2025 in the Company's consolidated statements of income (loss). The vessels were written down to their estimated fair values using a discounted cash flow approach based on the vessels operating to a downward revised age of 20 years on their existing long-term fixed-rate charter contracts and subsequent sale at a price which is based on recent transactions for LNG carriers of a similar age.
In December 2025, the Company sold the Seapeak Asia for net proceeds of $12.1 million, resulting in a loss on sale of $3.8 million, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2025 in the Company's consolidated statement of income (loss).
In December 2025, the Company recorded a further write-down on the Seapeak Hispania and the Seapeak Mars to their estimated net sales price of $12.2 million each, based on the sale of the Seapeak Asia. The total write-down of $7.1 million is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2025 in the Company's consolidated statement of income (loss). As at December 31, 2025, the Seapeak Hispania and the Seapeak Mars are presented as held for sale in the Company's consolidated balance sheet. In January 2026, the Seapeak Mars was sold for net proceeds of $12.1 million (see Note 19b). In January 2026, the Seapeak Hispania was renamed the Seapeak Jupiter. In March 2026, the Seapeak Jupiter was sold for net proceeds of $14.9 million (see Note 19b).
b)    In March 2023, the Company sold the Seapeak Unikum multi-gas carrier for net proceeds of $24.7 million, resulting in a gain on sale of $0.2 million, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income (loss).
In April 2023, the Company sold the Seapeak Vision multi-gas carrier for net proceeds of $24.0 million, which approximated its net book value.
In December 2023, the Company signed memorandum of agreements for the sales of the Seapeak Napa, the Seapeak Cathinka and the Seapeak Camilla multi-gas carriers for total net proceeds of $22.3 million and recorded a write-down of $3.6 million based on the expected net sales proceeds, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income (loss). In February 2024, the Seapeak Napa was delivered to its buyer for net proceeds of $10.4 million, resulting in a gain on sale of $0.5 million, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of income (loss). In March 2024, the Seapeak Cathinka was delivered to its buyer for net proceeds of $6.5 million, resulting in a gain on sale of $0.2 million, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of income (loss). In April 2024, the Seapeak Camilla was delivered to its buyer for net proceeds of $6.7 million, resulting in a gain on sale of $0.3 million, which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of income (loss).
In December 2023, the carrying value of the Seapeak Pan multi-gas carrier was written down to its estimated fair value as a result of changes in the Company's expectations of the vessel's future opportunities. The estimated fair value was determined with reference to the selling price from the recent sales of similar vessels, feedback from recent selling efforts relating to the vessel, the condition of one of the vessels which was required to undergo a scheduled drydocking in the first quarter of 2024 and prevailing prices for the recycling of vessels. The impairment charge of $4.5 million for the vessel is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2023 in the Company's consolidated statement of income (loss). In August 2024, the Company sold the Seapeak Pan for net proceeds of $6.5 million, resulting in a gain on sale of $3.4 million which is included in (write-down) gain and (loss) gain on sales of vessels for the year ended December 31, 2024 in the Company's consolidated statement of income (loss).

Seapeak Arctic
Stonepeak Transaction [Line Items]
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)					1,000,000.0
Seapeak Napa
Stonepeak Transaction [Line Items]
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)				(500,000)
Seapeak Cathinka
Stonepeak Transaction [Line Items]
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)				(200,000)
Seapeak Camilla
Stonepeak Transaction [Line Items]
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)				$ (300,000)
Spanish vessels
Stonepeak Transaction [Line Items]
Number of vessels | vessel				3
Asset Impairment Charges			$ 7,100,000
Spanish vessels | Fair Value Asset (Liability)
Stonepeak Transaction [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure				$ 16,000,000.0		12,200,000
Teekay Nakilat Joint Venture
Stonepeak Transaction [Line Items]
Asset Impairment Charges			$ 60,100,000
Estimated useful life in years			20 years
estimated revenue rate per day				$ 33,800
Seapeak Galicia and RGII vessels
Stonepeak Transaction [Line Items]
discount rate				7.98%
Seapeak Polar
Stonepeak Transaction [Line Items]
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)					(500,000)
Seapeak Asia
Stonepeak Transaction [Line Items]
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)			$ 3,800,000
RG II vessels
Stonepeak Transaction [Line Items]
Number of vessels | vessel				3
Natural Gas Liquid Segment
Stonepeak Transaction [Line Items]
Number of vessels | vessel							42
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)			0	$ (4,339,000)	7,816,000
LNG segment
Stonepeak Transaction [Line Items]
Number of vessels | vessel							51
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)			71,006,000	$ 387,109,000	(35,807,000)
NGL Carriers | Seapeak Vision
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale					24,000,000.0
LPG Carriers [Member] | Seapeak Unikum
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale					24,700,000
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)					(200,000)
LNG Carriers [Member]
Stonepeak Transaction [Line Items]
Number of vessels | vessel				9			10
Estimated useful life in years				35 years
LNG Carriers [Member] | Seapeak Arctic
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale					14,900,000
LNG Carriers [Member] | Seapeak Polar
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale					14,700,000
LNG Carriers [Member] | Seapeak Asia
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale			$ 12,100,000
LNG Carriers [Member] | Seapeak Mars
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale		$ 12,100,000
NGL Carriers
Stonepeak Transaction [Line Items]
Number of vessels | vessel				10			10
Proceeds from Sale of Property Held-for-sale					22,300,000
Asset Impairment Charges					3,600,000
NGL Carriers | Seapeak Pan
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale				$ 6,500,000
Asset Impairment Charges					$ 4,500,000
Write-down (gain) and loss (gain) on sales of vessels (notes 6 and 18)				(3,400,000)
NGL Carriers | Seapeak Napa
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale				10,400,000
NGL Carriers | Seapeak Cathinka
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale				6,500,000
NGL Carriers | Seapeak Camilla
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale				$ 6,700,000
Liquefied Natural Gas
Stonepeak Transaction [Line Items]
Estimated useful life in years			35 years
Steam LNG carriers
Stonepeak Transaction [Line Items]
Number of vessels | vessel				7			7
Asset Impairment Charges				$ 387,100,000
Estimated useful life in years			25 years	25 years
Steam LNG carriers | Subsequent Event
Stonepeak Transaction [Line Items]
Proceeds from Sale of Property Held-for-sale	$ 14,900,000	$ 12,100,000
Steam LNG carriers | Fair Value Asset (Liability) | Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring
Stonepeak Transaction [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure				$ 294,631,000		$ 0
Seapeak Galicia and RGII vessels
Stonepeak Transaction [Line Items]
Number of vessels | vessel				4
Estimated useful life in years				25 years
RG II vessels
Stonepeak Transaction [Line Items]
Number of vessels | vessel							3
Estimated useful life in years			20 years